Property, Equipment and Intangible Assets	6 Months Ended
Jun. 30, 2025
Property, Equipment and Intangible Assets [Abstract]
Property, equipment and intangible assets
5.	Property, equipment and intangible assets

During the six months ended June 30, 2025, the Group incurred capital expenditure on property, equipment and intangible assets with a cost of $ 9,657, compared to $ 35,451 for the same period in 2024.

For the six-month ended June 30, 2025 and 2024, no impairment losses were recognized with respect to property, equipment, and intangible assets.